Average Annual Total Returns{- Fidelity® New Jersey Municipal Income Fund} - 11.30 Fidelity New Jersey Municipal Funds - Retail Combo PRO-13 - Fidelity® New Jersey Municipal Income Fund	Fidelity New Jersey Municipal Income Fund-Default Return Before Taxes Past 1 year	Fidelity New Jersey Municipal Income Fund-Default Return Before Taxes Past 5 years	Fidelity New Jersey Municipal Income Fund-Default Return Before Taxes Past 10 years	Fidelity New Jersey Municipal Income Fund-Default After Taxes on Distributions Past 1 year	Fidelity New Jersey Municipal Income Fund-Default After Taxes on Distributions Past 5 years	Fidelity New Jersey Municipal Income Fund-Default After Taxes on Distributions Past 10 years	Fidelity New Jersey Municipal Income Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity New Jersey Municipal Income Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity New Jersey Municipal Income Fund-Default After Taxes on Distributions and Sales Past 10 years	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	F1754 Past 1 year	F1754 Past 5 years	F1754 Past 10 years
Total	5.33%	4.48%	4.60%	5.22%	4.36%	4.51%	4.23%	4.09%	4.29%	5.21%	3.91%	4.63%	5.30%	4.75%	5.04%